SCHEDULE OF IDENTIFIABLE ASSETS AND LIABILITIES ASSUMED (Details) - USD ($) $ in Thousands	Oct. 13, 2021	Oct. 13, 2021	Oct. 01, 2021	Mar. 10, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
EXCESS ATTRIBUTABLE TO GOODWILL						$ 68,421	$ 156
Vindara Inc [Member]
Business Acquisition [Line Items]
Prepaid expenses, deposits and fixed assets				$ 59
Total assets acquired				11,009
Accounts payable and other liabilities				50
Accrued salary and benefits				22
Deferred tax liability				2,775
Total liabilities assumed				2,847
FAIR VALUE OF NET ASSETS ACQUIRED				8,162
PURCHASE PRICE				22,592
EXCESS ATTRIBUTABLE TO GOODWILL				14,430	$ 14,430	$ 14,430
Vindara Inc [Member] | Licensing Agreements [Member]
Business Acquisition [Line Items]
Intellectual property				1,700
Vindara Inc [Member] | Intellectual Property [Member]
Business Acquisition [Line Items]
Intellectual property				$ 9,250
&ever GmBH [Member]
Business Acquisition [Line Items]
Intellectual property			$ 61,100
Total assets acquired			86,569
Accounts payable and other liabilities			3,140
Deferred tax liability			6,837
Total liabilities assumed			15,918
FAIR VALUE OF NET ASSETS ACQUIRED			70,651
PURCHASE PRICE			118,633
EXCESS ATTRIBUTABLE TO GOODWILL			47,982
Right-of-use assets, net			5,552
Other assets			1,448
Fixed assets			8,711
Lease liabilities			5,941
&ever GmBH [Member] | Smart Soil Technologies GmbH [Member]
Business Acquisition [Line Items]
Equity investments-&ever Middle East Holding Ltd.			1,394
&ever GmBH [Member] | &ever Middle East Holding Ltd. [Member]
Business Acquisition [Line Items]
Equity investments-&ever Middle East Holding Ltd.			$ 8,364
&ever Middle East Holding Ltd. [Member]
Business Acquisition [Line Items]
Accounts receivable, prepaids, and inventory	$ 359	$ 359
Intellectual property	1,050	1,050
Total assets acquired	11,219	11,219
Accounts payable and other liabilities	284	284
Deferred tax liability	166	166
Total liabilities assumed	450	450
LESS: PREVIOUS NON-CONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY	8,364	8,364
FAIR VALUE OF NET ASSETS ACQUIRED	2,405	2,405
PURCHASE PRICE	8,258	8,258
EXCESS ATTRIBUTABLE TO GOODWILL	5,853	5,853
Fixed assets	9,810	9,810
LESS: PREVIOUS NON-CONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY	$ (8,364)	$ (8,364)